Carlyle Merger (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2011	Oct. 02, 2010	Sep. 30, 2013 Notes	Oct. 02, 2010 Merger Sub Senior secured term loan	Oct. 02, 2010 Merger Sub Notes	Oct. 02, 2010 Merger Sub Senior secured revolving credit facility	Sep. 30, 2010 NBTY	Oct. 02, 2010 NBTY	Oct. 02, 2010 NBTY Restricted stock unit	Oct. 02, 2010 NBTY Stock option	Oct. 02, 2010 NBTY Senior Subordinated Notes
Carlyle Merger
Share price (in dollars per share)									$ 55.00
Value of common stock issued									$ 3,570,191
Repayment of historical debt									427,367
Cash acquired, which includes restricted cash collateral									361,609
Restricted cash collateral									15,126
Total net purchase price									3,635,949
Face amount of debt					1,750,000
Debt issued						650,000
Aggregate equity contribution			1,550,400
Interest rate on debt instrument (as a percent)				9.00%		9.00%						7.125%
Borrowing capacity							250,000
Amount receivable per share under converted rights (in dollars per share)			$ 55.00							$ 55.00
Amount in excess of exercise price receivable per outstanding option (in dollars per share)											$ 55.00
Fees and expenses related to transactions occurred									184,600
Financing costs capitalized									115,431
Financing costs paid	$ 18,612	$ 138,227						$ 1,524